Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Apr. 29, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Jun. 30, 2014
C000193015
Account Value [Line Items]
Line Graph and Table Measure Name	Value Line Select Growth Fund, Inc.-Institutional Class
Account Value	$ 18,481	$ 17,829	$ 17,552	$ 18,501	$ 18,437	$ 17,636	$ 17,147	$ 16,381	$ 14,641	$ 14,938	$ 15,702	$ 15,617	$ 15,248	$ 14,438	$ 14,263	$ 14,249	$ 13,557	$ 13,912	$ 13,048	$ 13,783	$ 12,888	$ 12,078	$ 13,303	$ 14,085	$ 12,646	$ 13,416	$ 13,722	$ 14,984	$ 14,230	$ 14,863	$ 16,403	$ 15,675	$ 15,949	$ 14,784	$ 15,437	$ 15,026	$ 14,276	$ 13,764	$ 13,915	$ 13,080	$ 12,694	$ 12,603	$ 13,178	$ 12,986	$ 11,776	$ 12,141	$ 12,319	$ 11,570	$ 10,862	$ 10,818	$ 10,000	$ 10,000
C000020639
Account Value [Line Items]
Line Graph and Table Measure Name	Value Line Select Growth Fund, Inc.-Investor Class
Account Value	$ 31,806	30,693	30,227	31,858	31,763	30,383	29,554	28,235	25,239	25,757	27,082	26,941	26,306	24,918	24,620	24,604	23,412	24,031	22,541	23,814	22,283	20,886	23,007	24,362	21,876	23,210	23,751	25,935	24,643	25,738	28,414	27,153	27,635	25,627	26,756	26,054	24,760	23,875	24,137	22,697	22,037	21,879	22,886	22,555	20,455	21,090	21,405	20,111	18,884	18,817	17,399		$ 15,451	$ 17,724	$ 19,199	$ 18,588	$ 18,392	$ 17,753	$ 17,650	$ 17,775	$ 17,628	$ 17,476	$ 16,360	$ 16,726	$ 16,159	$ 15,636	$ 14,747	$ 13,608	$ 14,813	$ 14,241	$ 15,587	$ 15,364	$ 14,780	$ 14,197	$ 13,933	$ 13,532	$ 13,637	$ 13,657	$ 14,103	$ 13,422	$ 13,362	$ 12,994	$ 12,726	$ 12,544	$ 12,536	$ 12,351	$ 12,423	$ 12,113	$ 11,745	$ 11,730	$ 11,253	$ 10,973	$ 10,996	$ 10,727	$ 10,996	$ 11,056	$ 11,000	$ 10,730	$ 10,649	$ 10,457	$ 10,443	$ 9,773	$ 9,724	$ 10,255	$ 10,481	$ 10,423	$ 9,810	$ 10,115	$ 10,677	$ 10,466	$ 10,493	$ 10,417	$ 10,505	$ 10,511	$ 9,976	$ 10,230	$ 10,321	$ 10,180	$ 9,763	$ 10,065	$ 9,670	$ 10,000
VALUELINE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 19,846	19,159	18,254	19,031	18,438	17,503	17,214	16,466	15,088	15,412	16,184	16,445	15,933	14,946	14,881	14,653	14,134	14,487	13,631	14,464	13,698	12,672	13,958	14,551	13,323	14,522	14,495	15,880	15,311	15,784	16,645	15,931	16,042	14,992	15,723	15,259	14,905	14,565	14,464	13,731	13,155	12,802	12,933	12,454	11,225	11,532	11,987	11,184	10,587	10,380	9,908	$ 10,000
VALUELINE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,521	$ 32,360	$ 30,831	$ 32,144	$ 31,142	$ 29,563	$ 29,075	$ 27,811	$ 25,484	$ 26,031	$ 27,334	$ 27,777	$ 26,912	$ 25,244	$ 25,135	$ 24,749	$ 23,872	$ 24,469	$ 23,023	$ 24,430	$ 23,137	$ 21,404	$ 23,575	$ 24,578	$ 22,503	$ 24,527	$ 24,483	$ 26,821	$ 25,861	$ 26,659	$ 28,114	$ 26,908	$ 27,096	$ 25,322	$ 26,557	$ 25,773	$ 25,175	$ 24,601	$ 24,431	$ 23,193	$ 22,220	$ 21,623	$ 21,844	$ 21,035	$ 18,960	$ 19,478	$ 20,247	$ 18,889	$ 17,881	$ 17,532	$ 16,735		$ 14,834	$ 16,924	$ 18,442	$ 18,449	$ 17,909	$ 17,282	$ 16,915	$ 16,605	$ 16,872	$ 16,633	$ 15,538	$ 16,592	$ 15,946	$ 15,642	$ 15,156	$ 14,031	$ 15,424	$ 15,116	$ 16,225	$ 16,133	$ 15,624	$ 15,064	$ 14,971	$ 14,619	$ 14,563	$ 14,943	$ 15,515	$ 14,675	$ 14,513	$ 14,082	$ 13,760	$ 13,482	$ 13,441	$ 13,170	$ 13,089	$ 12,907	$ 12,776	$ 12,761	$ 12,274	$ 12,045	$ 11,812	$ 11,390	$ 11,602	$ 11,599	$ 11,583	$ 11,171	$ 11,142	$ 10,946	$ 10,903	$ 10,211	$ 10,225	$ 10,758	$ 10,931	$ 10,898	$ 10,051	$ 10,306	$ 10,967	$ 10,742	$ 10,954	$ 10,815	$ 10,712	$ 10,885	$ 10,293	$ 10,612	$ 10,638	$ 10,360	$ 10,113	$ 10,257	$ 9,862	$ 10,000